Nature of Business and Significant Accounting Policies, Going Concern, Accounts Receivable and Inventories (FY) (Details) $ in Thousands	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2023 USD ($) Customer	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2022 USD ($)
Going Concern [Abstract]
Accumulated deficit	$ (282,117)		$ (267,417)	$ (252,892)	$ (267,417)
Net proceeds from issuance of public offering		$ 9,400			37,300
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date	30 days		30 days
Allowance for doubtful accounts	$ 0		$ 0	0	0
Inventories [Abstract]
Finished Goods	811		993	1,527	993
Work in Process	170		204	276	204
Raw Materials	1,659		1,609	1,281	1,609
Inventory Reserves	(304)		(145)	(241)	(145)
Total	$ 2,336		$ 2,661	$ 2,843	$ 2,661
Accounts Receivable [Member]
Revenue, Performance Obligation [Abstract]
Number of major customers | Customer	3		2	2
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage	17.00%		15.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage	17.00%		10.00%	11.00%